Consolidated Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash	$ 11,739	$ 229,228	$ 324,703
Inventory (Note 2)
Land under development	490,813,363	490,813,363	490,813,363
Total inventory held for sale	490,813,363	490,813,363	490,813,363
Prepaid expenses and other current assets	15,000	1,859	1,767
15% equity interest in Omagine LLC to be acquired pursuant to April 3, 2017 exercise of OMAG Options (Notes 1 and 11)	58,500
Total Current Assets	490,898,602	491,044,450	491,139,833
PROPERTY AND EQUIPMENT:
Real estate held for investment (Note 2) Total investment in real estate	227,800,637	227,800,637	227,800,637
Office and computer equipment	160,002	160,002	160,002
Less accumulated depreciation and amortization	(155,330)	(153,738)	(148,894)
Total Property and Equipment	227,805,309	227,806,901	227,811,745
OTHER ASSETS	4,057	4,057	33,762
TOTAL ASSETS	718,707,968	718,855,408	718,985,340
CURRENT LIABILITIES:
Convertible notes payable and accrued interest (less unamortized discount of $0 and $13,904, respectively)	604,736	526,372	397,929
Note payable and accrued interest - YA II PN, Ltd. (less unamortized discount of $31,250 and $68,750, respectively)	437,965	686,387	204,167
Note payable - St. George Investments LLC (less unamortized Original Issue Discount of $0 and $22,500 respectively)	185,000	162,500
Note payable and accrued interest - JSJ Investments Inc.	101,677
Accounts payable	660,682	663,913	340,290
Accrued officers' payroll	463,076	419,626	389,834
Accrued expenses and other current liabilities	181,259	209,192	155,330
Amount due to CCC-Panama and CCC-Oman pursuant to the April 3, 2017 exercise of OMAG Options (Notes 1 and 11)	58,500
Total Current Liabilities	2,692,895	2,667,990	1,487,550
Long Term Liabilities
TOTAL LIABILITIES	2,692,895	2,667,990	1,487,550
STOCKHOLDERS' EQUITY ( DEFICIT)
Preferred stock: $0.001 par value Authorized: 850,000 shares Issued and outstanding: - none
Common stock: $0.001 par value Authorized: 50,000,000 shares Issued and outstanding: 22,152,350 shares in 2017 and 20,432,648 in 2016	22,152	20,432	18,728
Capital in excess of par value	471,144,693	470,350,815	468,651,654
Deficit	(42,231,846)	(41,273,266)	(38,342,692)
Total Omagine, Inc. stockholders' equity	428,934,999	429,097,981	430,327,690
Noncontrolling interests in Omagine LLC	287,080,074	287,089,437	287,170,100
Total Stockholders' Equity	716,015,073	716,187,418	717,497,790
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 718,707,968	$ 718,855,408	$ 718,985,340